RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Trade accounts receivable		$ 92	$ 47
Trade accounts payable		61	115
Controlling shareholder loans			3,472
Revenues		514	226	$ 821
Purchases, general and administrative expenses		314	323	313
Interest on loans from controlling shareholder	$ 99	$ 102	$ 121	$ 113